CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Millions	Total		SHAREHOLDERS' CAPITAL	CONTRIBUTED SURPLUS	DEFICIT
Balance, beginning of year at Dec. 31, 2016			$ 4,815.1	$ 22.9	$ (3,353.0)
Exercise of share based compensation awards			14.6	(14.6)
Share based compensation				5.0
Net income (loss)	$ (683.8)				(683.8)
Balance, end of year at Dec. 31, 2017	806.2		4,829.7	13.3	(4,036.8)
Exercise of share based compensation awards			8.4	(8.4)
Share based compensation				5.0
Net income (loss)	(559.3)	[1]			(559.3)
Balance, end of year at Dec. 31, 2018	$ 251.9		$ 4,838.1	$ 9.9	$ (4,596.1)

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}